Cash and Investments - Changes in Level 3 financial assets (Details) - Significant unobservable inputs (Level 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement, assets
Balance - January 1	$ 11,460.0	$ 8,744.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	480.5	(139.1)
Purchases	1,777.2	4,397.8
Acquisitions of insurance subsidiaries		178.1
Sales and distributions	(1,728.5)	(1,655.6)
Transfer out of category	(1,816.1)	(39.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(114.1)	17.5
Deconsolidation of non-insurance subsidiary		(43.3)
Balance - December 31	10,059.0	11,460.0
Private placement debt securities
Changes in fair value measurement, assets
Balance - January 1	5,797.0	3,465.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	29.4	63.7
Purchases	1,306.3	3,451.7
Acquisitions of insurance subsidiaries		109.6
Sales and distributions	(1,280.3)	(1,262.5)
Transfer out of category	(31.8)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(58.0)	12.5
Deconsolidation of non-insurance subsidiary		(43.3)
Balance - December 31	5,762.6	5,797.0
Net purchases of first mortgage loans	103.5	2,261.5
Private company preferred shares
Changes in fair value measurement, assets
Balance - January 1	2,142.0	2,047.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	57.8	(2.4)
Purchases	12.7	134.5
Sales and distributions	(1.4)	(2.9)
Transfer out of category	(1,784.3)	(36.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(6.9)	2.4
Balance - December 31	419.9	2,142.0
Limited partnerships and other
Changes in fair value measurement, assets
Balance - January 1	1,998.2	1,824.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	125.1	(69.7)
Purchases	203.6	384.2
Sales and distributions	(203.5)	(146.1)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(18.6)	5.6
Balance - December 31	2,104.8	1,998.2
Private equity funds
Changes in fair value measurement, assets
Balance - January 1	72.8	97.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	9.0	(7.6)
Acquisitions of insurance subsidiaries		0.9
Sales and distributions	(8.6)	(19.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(2.3)	1.7
Balance - December 31	70.9	72.8
Common stocks
Changes in fair value measurement, assets
Balance - January 1	957.5	629.9
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	80.4	12.3
Purchases	160.6	289.7
Acquisitions of insurance subsidiaries		34.9
Sales and distributions	(191.7)	(10.2)
Transfer out of category		(3.0)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(14.1)	3.9
Balance - December 31	992.7	957.5
Derivatives and other invested assets
Changes in fair value measurement, assets
Balance - January 1	492.5	680.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	178.8	(135.4)
Purchases	94.0	137.7
Acquisitions of insurance subsidiaries		32.7
Sales and distributions	(43.0)	(214.2)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	(14.2)	(8.6)
Balance - December 31	$ 708.1	$ 492.5